Geographic Operations and Concentrations (Details 3) (Accounts Receivable, Credit Concentration Risk)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Microsoft
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	7.00%	4.00%	3.00%	6.00%
Dell
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable	15.00%	13.00%	12.00%	14.00%
Hewlett Packard
Revenue, Major Customer
Client accounts receivable as percentage of total accounts receivable			7.00%	9.00%